Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net Income	$ 28,619	$ 34,178	$ 5,361
Adjustments to Reconcile Net (Loss) Income to Net Cash Used In Operating Activities:
Depreciation of Property and Equipment	3,096	5,623	7,124
Amortization of Intangible Assets	5,163	5,772	8,660
Amortization of Deferred Financing Costs (Included in Interest)	165	334	358
Bad Debt Expense	496	225	155
Deferred Income Taxes	(1,177)	1,543	1,286
Gain on Disposal of Fixed Assets		87
Changes in Assets and Liabilities, Net of Acquisitions
Trade Receivables	12,138	8,053	13,684
Related Party Receivable	1,231	157	(1,633)
Inventory	(107,778)	(8,617)	35,821
Income Taxes Payable\Receivable	(1,867)	4,453	(1,187)
Operating Lease Right-Of-Use Assets	4,299	(817)	3,137
Operating Lease Obligations	(4,583)	664	(3,284)
Other Assets	(5,230)	1,980	3,228
Accounts Payable	(16,146)	18,686	(38,761)
Accrued Expenses	(1,980)	2,395	(6,560)
Net Cash Provided by (Used in) Operating Activities:	(83,554)	74,718	27,391
Cash Flows from Investing Activities:
Capital Expenditures	(50)	(650)	(2,702)
Cash Paid for Business Acquisitions, Net of Cash Acquired		(65,409)	(2,561)
Net Cash Provided by Investing Activities	(50)	(66,059)	(5,263)
Cash Flows from Financing Activities:
Payments on Seller Notes	(3,750)	(4,750)
Payments on Revolving Credit Facility	(1,346,442)	(1,310,333)	(724,783)
Borrowings on Revolving Credit Facility	1,428,664	1,318,518	698,670
Payments on Financing Leases	(811)	(2,101)	(2,478)
Proceeds from Debt	3,377		1,378
Capital Dividends		(6,811)
Capital Contribution			3,860
Deferred Financing Costs		(500)
Net Cash (Used in) Provided by Financing Activities	81,038	(5,977)	(23,353)
Net Decrease in Cash and Cash Equivalents	(2,566)	2,682	(1,225)
Net Effect of Currency Translation on Cash and Cash Equivalents	7	15	(318)
Cash, Beginning of the Period	4,028	1,331	2,874
Cash, End of the Period	1,469	4,028	1,331
Supplemental disclosure for Cash Flow Information
Cash Paid for Interest	2,878	2,079	3,272
Cash Paid for Income Taxes	$ 9,345	6,540	362
Supplemental Disclosure for Non-Cash Investing Activities
Property and Equipment Acquired Under Capital Leases			$ 1,378
Issuance of Seller's Note Related to Acquisition		8,500
PPP Loan Forgiveness		$ 1,740